Deposits - Schedule of Maturities of Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Maturities of Time Deposits [Abstract]
2015	$ 177,449
2016	60,154
2017	29,328
2018	19,242
2019	$ 35,008